Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases

Note 8 - Leases

The Company's material operating leases consist of certain corporate and field office facilities with remaining lease terms ranging from one to seven years. Some of the Company's operating leases contain renewal options with varying terms and conditions. The lease term includes these options only when it is reasonably certain that the Company will exercise that option. As of March 31, 2022, finance lease contracts were not material.

Since the rates implicit in the Company's operating leases are not readily determinable, the Company uses its incremental borrowing rates based on the remaining lease term to determine the present value of future lease payments. The Company's incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

The components of lease cost for the three months ended March 31, 2022 were as follows (in thousands):

Three Months Ended March 31,
2022
Operating lease cost	$3,505
Variable lease cost	723
Short-term lease cost	1,554
Total lease cost	$5,782

Of the total lease cost recorded for the three months ended March 31, 2022, $1.1 million was recorded in cost of revenue, $3.3 million was recorded in operations and support, and $1.4 million was recorded in general and administrative expense in the condensed consolidated statements of operations.

Rent expense for the three months ended March 31, 2021 totaled $5.8 million, of which $1.7 million was recorded in cost of revenue, $2.9 million was recorded in operations and support, and $1.2 million was recorded in general and administrative expense in the condensed consolidated statement of operations.

Amounts recognized in the condensed consolidated balance sheet related to operating leases as of March 31, 2022 were as follows (in thousands):

As of March 31,
2022
Assets
Other long-term assets	$32,929

Liabilities
Accrued expenses and other current liabilities	$10,417
Other long-term liabilities	24,180
Total lease liabilities	$34,597

Maturities of operating lease liabilities as of March 31, 2022 were as follows (in thousands):

As of March 31,
2022
Remainder of 2022	$9,797
2023	8,352
2024	6,039
2025	4,959
2026	3,644
Thereafter	7,051
Total lease payments	39,842
Less: Interest	(5,245)
Total lease liabilities	$34,597

As of December 31, 2021, future minimum lease payments for non-cancelable operating leases with an initial or remaining term greater than one year were as follows (in thousands):

As of December 31,
2021
2022	$13,820
2023	8,221
2024	5,916
2025	4,936
2026	3,770
Thereafter	7,285
Total future minimum obligations	$43,948

Other information related to operating leases as of March 31, 2022 was as follows:

As of March 31,
2022
Weighted-average remaining lease term (in years)	4.9
Weighted-average discount rate	5.6%

Supplemental cash flow information related to operating leases for the three months ended March 31, 2022 was as follows (in thousands):

Three Months Ended March 31,
2022
Cash paid for operating lease liabilities	$3,505
Lease liabilities exchanged for right-of-use assets	$883